PROPERTY AND EQUIPMENT (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Line Items]
Cost	$ 23,859	$ 20,926
Accumulated depreciation	18,011	15,312
Depreciated cost	5,848	5,614
Installed products [Member]
Property, Plant and Equipment [Line Items]
Cost	9,771	9,323
Accumulated depreciation	7,061	5,912
Computers and electronic equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	7,353	5,550
Accumulated depreciation	4,768	3,981
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	1,397	1,205
Accumulated depreciation	1,290	994
Motor vehicles [Member]
Property, Plant and Equipment [Line Items]
Cost	349	339
Accumulated depreciation	237	175
Network installation [Member]
Property, Plant and Equipment [Line Items]
Cost	4,211	3,839
Accumulated depreciation	4,193	3,826
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Cost	778	670
Accumulated depreciation	$ 462	$ 424